Federated Strategic Income Fund
A Portfolio of Federated Fixed Income Securities, Inc.
CLASS A SHARES (TICKER STIAX)
CLASS B SHARES (TICKER SINBX)
CLASS C SHARES (TICKER SINCX)
CLASS F SHARES (TICKER STFSX)
INSTITUTIONAL SHARES (TICKER STISX)

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUS DATED JANUARY 31, 2016
Effective December 30, 2016, the Board of Directors of Federated Strategic Income Fund (the “Fund”) has approved a reduction in the Fund's investment management fee from 0.85% to 0.55%.
1. Under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C), Class F Shares (F) and Institutional Shares (IS) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000, or $1,000,000, in certain classes (e.g., A class and F class, respectively) of Federated funds. More information about these and other discounts is available from your financial professional and in the “What Do Shares Cost?” section of the Prospectus on page 20.

Shareholder Fees (fees paid directly from your investment)	A	B	C	F	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None	1.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution (12b-1) Fee	None	0.75%	0.75%	0.00%[2]	None
Other Expenses	0.51%	0.53%	0.51%	0.51%	0.25%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	1.09%	1.86%	1.84%	1.09%	0.83%
Fee Waivers and/or Expense Reimbursements[3]	(0.12)%	(0.12)%	(0.13)%	(0.12)%	(0.18)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.97%	1.74%	1.71%	0.97%	0.65%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund. Prior to December 30, 2016, the annual advisory fee was 0.85% of the Fund's average daily net assets.
2	The Fund has adopted a Distribution (12b-1) Plan for its F class shares pursuant to which the F class of the Fund may incur or charge a Distribution (12-1) fee of up to a maximum of 0.05%. No such fee is currently incurred or charged by the F class of the Fund. The F class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund's Board of Directors (the “Directors”).
3	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, B, C, F and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.94%, 1.71%, 1.68%, 0.94% and 0.62%, (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$556	$781	$1,024	$1,719
Expenses assuming no redemption	$556	$781	$1,024	$1,719
B:
Expenses assuming redemption	$739	$985	$1,206	$1,979
Expenses assuming no redemption	$189	$585	$1,006	$1,979
C:
Expenses assuming redemption	$287	$579	$996	$2,159
Expenses assuming no redemption	$187	$579	$996	$2,159
F:
Expenses assuming redemption	$310	$543	$695	$1,415
Expenses assuming no redemption	$210	$443	$695	$1,415
IS:
Expenses assuming redemption	$85	$265	$460	$1,025
Expenses assuming no redemption	$85	$265	$460	$1,025
December 29, 2016

Federated Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453430 (12/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.
Federated Strategic Income Fund
A Portfolio of Federated Fixed Income Securities, Inc.
CLASS A SHARES (TICKER STIAX)
CLASS B SHARES (TICKER SINBX)
CLASS C SHARES (TICKER SINCX)
CLASS F SHARES (TICKER STFSX)
INSTITUTIONAL SHARES (TICKER STISX)

SUPPLEMENT TO CURRENT PROSPECTUS DATED JANUARY 31, 2016
Effective December 30, 2016, the Board of Directors of Federated Strategic Income Fund (the “Fund”) has approved a reduction in the Fund's investment management fee from 0.85% to 0.55%.
1. Under the section entitled “RISK/RETURN SUMMARY: FEES AND EXPENSES,” please replace the “Fee Table” and “Example” in their entirety with the following:
RISK/RETURN SUMMARY: FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Class B Shares (B), Class C Shares (C), Class F Shares (F) and Institutional Shares (IS) of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000, or $1,000,000, in certain classes (e.g., A class and F class, respectively) of Federated funds. More information about these and other discounts is available from your financial professional and in the “What Do Shares Cost?” section of the Prospectus on page 20.
Shareholder Fees (fees paid directly from your investment)	A	B	C	F	IS
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.50%	None	None	1.00%	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	0.00%	5.50%	1.00%	1.00%	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None	None
Exchange Fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee[1]	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution (12b-1) Fee	None	0.75%	0.75%	0.00%[2]	None
Other Expenses	0.51%	0.53%	0.51%	0.51%	0.25%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	1.09%	1.86%	1.84%	1.09%	0.83%
Fee Waivers and/or Expense Reimbursements[3]	(0.12)%	(0.12)%	(0.13)%	(0.12)%	(0.18)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.97%	1.74%	1.71%	0.97%	0.65%
1	The Management Fee, Total Annual Fund Operating Expenses and Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to a reduction in the stated, gross Management Fee for the Fund. Prior to December 30, 2016, the annual advisory fee was 0.85% of the Fund's average daily net assets.
2	The Fund has adopted a Distribution (12b-1) Plan for its F class shares pursuant to which the F class of the Fund may incur or charge a Distribution (12-1) fee of up to a maximum of 0.05%. No such fee is currently incurred or charged by the F class of the Fund. The F class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund's Board of Directors (the “Directors”).
3	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses, tax reclaim recovery expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, B, C, F and IS classes (after the voluntary waivers and/or reimbursements) will not exceed 0.94%, 1.71%, 1.68%, 0.94% and 0.62%, (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) February 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. Expenses assuming no redemption are also shown. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A:
Expenses assuming redemption	$556	$781	$1,024	$1,719
Expenses assuming no redemption	$556	$781	$1,024	$1,719
B:
Expenses assuming redemption	$739	$985	$1,206	$1,979
Expenses assuming no redemption	$189	$585	$1,006	$1,979
C:
Expenses assuming redemption	$287	$579	$996	$2,159
Expenses assuming no redemption	$187	$579	$996	$2,159
F:
Expenses assuming redemption	$310	$543	$695	$1,415
Expenses assuming no redemption	$210	$443	$695	$1,415
IS:
Expenses assuming redemption	$85	$265	$460	$1,025
Expenses assuming no redemption	$85	$265	$460	$1,025
2. Under the section entitled “WHO MANAGES THE FUND?” please replace the first sentence of the sub-section “ADVISORY FEES” with the following:
“The Fund's investment advisory contract provides for payment to the Adviser of an annual investment advisory fee of 0.55% of the Fund's average daily net assets.”
3. Under the section entitled “APPENDIX A: HYPOTHETICAL INVESTMENT AND EXPENSE INFORMATION” please replace the charts with the following:
FEDERATED STRATEGIC INCOME FUND - A CLASS
ANNUAL EXPENSE RATIO: 1.09%
MAXIMUM FRONT-END SALES CHARGE: 4.50%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$477.50	$10,027.50	$556.13	$9,923.41
2	$9,923.41	$496.17	$10,419.58	$110.28	$10,311.42
3	$10,311.42	$515.57	$10,826.99	$114.59	$10,714.60
4	$10,714.60	$535.73	$11,250.33	$119.07	$11,133.54
5	$11,133.54	$556.68	$11,690.22	$123.73	$11,568.86
6	$11,568.86	$578.44	$12,147.30	$128.57	$12,021.20
7	$12,021.20	$601.06	$12,622.26	$133.59	$12,491.23
8	$12,491.23	$624.56	$13,115.79	$138.82	$12,979.64
9	$12,979.64	$648.98	$13,628.62	$144.24	$13,487.14
10	$13,487.14	$674.36	$14,161.50	$149.88	$14,014.49
Cumulative		$5,709.05		$1,718.90

FEDERATED STRATEGIC INCOME FUND - B CLASS
ANNUAL EXPENSE RATIO: 1.86%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$188.92	$10,314.00
2	$10,314.00	$515.70	$10,829.70	$194.85	$10,637.86
3	$10,637.86	$531.89	$11,169.75	$200.97	$10,971.89
4	$10,971.89	$548.59	$11,520.48	$207.28	$11,316.41
5	$11,316.41	$565.82	$11,882.23	$213.79	$11,671.75
6	$11,671.75	$583.59	$12,255.34	$220.50	$12,038.24
7	$12,038.24	$601.91	$12,640.15	$227.43	$12,416.24
8	$12,416.24	$620.81	$13,037.05	$234.57	$12,806.11
Annual Converts from Class B to Class A				Annual Expense Ratio: 1.09%
9	$12,806.11	$640.31	$13,446.42	$142.32	$13,306.83
10	$13,306.83	$665.34	$13,972.17	$147.88	$13,827.13
Cumulative		$5,773.96		$1,978.51

FEDERATED STRATEGIC INCOME FUND - C CLASS
ANNUAL EXPENSE RATIO: 1.84%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$186.91	$10,316.00
2	$10,316.00	$515.80	$10,831.80	$192.81	$10,641.99
3	$10,641.99	$532.10	$11,174.09	$198.91	$10,978.28
4	$10,978.28	$548.91	$11,527.19	$205.19	$11,325.19
5	$11,325.19	$566.26	$11,891.45	$211.68	$11,683.07
6	$11,683.07	$584.15	$12,267.22	$218.37	$12,052.26
7	$12,052.26	$602.61	$12,654.87	$225.27	$12,433.11
8	$12,433.11	$621.66	$13,054.77	$232.38	$12,826.00
9	$12,826.00	$641.30	$13,467.30	$239.73	$13,231.30
10	$13,231.30	$661.57	$13,892.87	$247.30	$13,649.41
Cumulative		$5,774.36		$2,158.55

FEDERATED STRATEGIC INCOME FUND - F CLASS
ANNUAL EXPENSE RATIO: 1.09%
MAXIMUM FRONT-END SALES CHARGE: 1.00%
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$495.00	$10,395.00	$210.02	$10,287.09
2	$10,287.09	$514.35	$10,801.44	$114.32	$10,689.32
3	$10,689.32	$534.47	$11,223.79	$118.79	$11,107.27
4	$11,107.27	$555.36	$11,662.63	$123.44	$11,541.56
5	$11,541.56	$577.08	$12,118.64	$128.26	$11,992.83
6	$11,992.83	$599.64	$12,592.47	$133.28	$12,461.75
7	$12,461.75	$623.09	$13,084.84	$138.49	$12,949.00
8	$12,949.00	$647.45	$13,596.45	$143.90	$13,455.31
9	$13,455.31	$672.77	$14,128.08	$149.53	$13,981.41
10	$13,981.41	$699.07	$14,680.48	$155.38	$14,528.08
Cumulative		$5,918.28		$1,415.41

FEDERATED STRATEGIC INCOME FUND - IS CLASS
ANNUAL EXPENSE RATIO: 0.83%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$84.73	$10,417.00
2	$10,417.00	$520.85	$10,937.85	$88.26	$10,851.39
3	$10,851.39	$542.57	$11,393.96	$91.94	$11,303.89
4	$11,303.89	$565.19	$11,869.08	$95.78	$11,775.26
5	$11,775.26	$588.76	$12,364.02	$99.77	$12,266.29
6	$12,266.29	$613.31	$12,879.60	$103.93	$12,777.79
7	$12,777.79	$638.89	$13,416.68	$108.27	$13,310.62
8	$13,310.62	$665.53	$13,976.15	$112.78	$13,865.67
9	$13,865.67	$693.28	$14,558.95	$117.48	$14,443.87
10	$14,443.87	$722.19	$15,166.06	$122.38	$15,046.18
Cumulative		$6,050.57		$1,025.32
December 29, 2016
Federated Strategic Income Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453429 (12/16)
Federated is a registered trademark of Federated Investors, Inc.
2016 ©Federated Investors, Inc.